Long term debt - Deferred Financing (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Cost	$ 2,227	$ 2,133
Accumulated amortization	454	198
Net Book Value	1,773	1,935
Payments of financing fees	848	2,982
Amortization of deferred financing costs	539	797
Mortgage
Debt Instrument [Line Items]
Payments of financing fees	94
Amortization of deferred financing costs	$ 256	$ 344